CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,123,292	$ 153,890	¥ 1,213,767
Amounts due from related parties	2,051	281	1,810
Prepayments and other current assets	89,512	12,263	89,511
Total current assets	1,335,817	183,006	1,382,438
Non-current assets
Other noncurrent assets	22,701	3,110	8,662
Total noncurrent assets	83,824	11,484	68,057
Total assets	1,419,641	194,490	1,450,495
Current liabilities
Amounts due to related parties	¥ 1,734	$ 238	¥ 4,428
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Accrued expenses and other current liabilities	¥ 126,501	$ 17,331	¥ 143,677
Dividend payable	2,164	296
Total current liabilities	447,544	61,314	490,758
Total liabilities	458,796	62,856	492,691
SHAREHOLDERS' EQUITY
Ordinary shares	185	25	185
Additional paid-in capital	996,657	136,541	1,088,628
Treasury stock	(26,296)	(3,603)	(16,665)
Accumulated other comprehensive income	24,009	3,289	17,955
Accumulated deficit	(42,105)	(5,768)	(140,463)
Total shareholders' equity	960,845	131,634	957,804		¥ 769,452	¥ 608,371
Total liabilities and shareholders' equity	1,419,641	$ 194,490	1,450,495
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Related Party
Current assets
Amounts due from related parties	2,051	$ 281	1,810
Current liabilities
Amounts due to related parties	¥ 1,734	$ 238	¥ 4,428
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued (in shares)	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding (in shares)	116,084,207	116,084,207	119,704,787
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued (in shares)	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding (in shares)	144,000,000	144,000,000	144,000,000
Undesignated
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0	0
Parent Company | Reportable legal entities
Current assets
Cash and cash equivalents	¥ 155,828	$ 21,348	¥ 138,574
Prepayments and other current assets	4,266	584	4,205
Total current assets	413,535	56,653	458,738
Non-current assets
Investments in subsidiaries, the VIE and VIE's subsidiaries	555,621	76,120	506,526
Other noncurrent assets	1,229	167	2,422
Total noncurrent assets	556,850	76,287	508,948
Total assets	970,385	132,940	967,686
Current liabilities
Accrued expenses and other current liabilities	3,228	442	3,909
Dividend payable	2,164	296
Total current liabilities	9,540	1,306	9,882
Total liabilities	9,540	1,306	9,882
SHAREHOLDERS' EQUITY
Ordinary shares	185	25	185
Additional paid-in capital	996,657	136,541	1,088,628
Treasury stock	(26,296)	(3,603)	(16,665)
Accumulated other comprehensive income	24,009	3,289	17,955
Accumulated deficit	(33,710)	(4,618)	(132,299)
Total shareholders' equity	960,845	131,634	957,804
Total liabilities and shareholders' equity	970,385	$ 132,940	967,686
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Parent Company | Affiliated Entity | Reportable legal entities
Current assets
Amounts due from related parties	253,441	$ 34,721	315,959
Current liabilities
Amounts due to related parties	¥ 4,148	$ 568	¥ 5,973
Parent Company | Class A ordinary shares | Reportable legal entities
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued (in shares)	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding (in shares)	116,084,207	116,084,207	119,704,787
Parent Company | Class B ordinary shares | Reportable legal entities
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued (in shares)	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding (in shares)	144,000,000	144,000,000	144,000,000
Parent Company | Undesignated | Reportable legal entities
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0	0